UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.

AB FlexFee Core Opportunities Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 84.0%
Information Technology - 22.5%
Electronic Equipment, Instruments & Components - 2.3%
Dolby Laboratories, Inc.-Class A	328	$18,866
FLIR Systems, Inc.	149	5,798

		24,664

Internet Software & Services - 8.9%
Akamai Technologies, Inc. (a)	60	2,923
Alphabet, Inc.-Class C (a)	48	46,038
Facebook, Inc.-Class A (a)	261	44,597

		93,558

IT Services - 4.3%
Cognizant Technology Solutions Corp.-Class A	201	14,581
Mastercard, Inc.-Class A	108	15,250
Visa, Inc.-Class A	151	15,891

		45,722

Semiconductors & Semiconductor Equipment - 3.5%
Ambarella, Inc. (a)	133	6,518
Synaptics, Inc. (a)	103	4,036
Xilinx, Inc.	374	26,490

		37,044

Software - 1.4%
VMware, Inc.-Class A (a)	133	14,522

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	144	22,193

		237,703

Health Care - 17.1%
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. (a)	41	5,752
Biogen, Inc. (a)	79	24,737
Gilead Sciences, Inc.	263	21,308

		51,797

Health Care Equipment & Supplies - 4.6%
Danaher Corp.	163	13,982
Edwards Lifesciences Corp. (a)	131	14,320
Hologic, Inc. (a)	541	19,849

		48,151

Health Care Providers & Services - 4.0%
Cigna Corp.	126	23,555
UnitedHealth Group, Inc.	98	19,193

		42,748

Pharmaceuticals - 3.6%
Eli Lilly & Co.	278	23,780

Company	Shares	U.S. $ Value
Zoetis, Inc.	221	$14,091

		37,871

		180,567

Financials - 11.9%
Banks - 3.4%
JPMorgan Chase & Co.	380	36,294

Capital Markets - 3.4%
Goldman Sachs Group, Inc. (The)	52	12,334
MarketAxess Holdings, Inc.	53	9,779
State Street Corp.	143	13,662

		35,775

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc.-Class B (a)	76	13,932

Insurance - 3.8%
Allstate Corp. (The)	78	7,169
Axis Capital Holdings Ltd.	163	9,342
Chubb Ltd.	94	13,400
Validus Holdings Ltd.	202	9,940

		39,851

		125,852

Industrials - 11.4%
Aerospace & Defense - 3.8%
Raytheon Co.	215	40,115

Building Products - 0.6%
Allegion PLC	76	6,572

Commercial Services & Supplies - 1.2%
Copart, Inc. (a)	359	12,339

Electrical Equipment - 1.4%
AMETEK, Inc.	125	8,255
Sensata Technologies Holding NV (a)	130	6,249

		14,504

Industrial Conglomerates - 1.2%
Roper Technologies, Inc.	53	12,900

Machinery - 1.7%
Caterpillar, Inc.	48	5,986
Fortive Corp.	88	6,229
Parker-Hannifin Corp.	34	5,951

		18,166

Road & Rail - 1.5%
Union Pacific Corp.	134	15,540

		120,136

Consumer Discretionary - 11.1%
Household Durables - 2.6%
DR Horton, Inc.	451	18,008

Company	Shares	U.S. $ Value
Garmin Ltd.	175	$9,445

		27,453

Media - 5.5%
Comcast Corp.-Class A	233	8,966
Discovery Communications, Inc.-Class A (a)	705	15,009
Time Warner, Inc.	335	34,321

		58,296

Specialty Retail - 3.0%
Home Depot, Inc. (The)	56	9,159
Ross Stores, Inc.	341	22,019

		31,178

		116,927

Energy - 4.6%
Energy Equipment & Services - 3.0%
Dril-Quip, Inc. (a)	136	6,004
National Oilwell Varco, Inc.	167	5,967
Oceaneering International, Inc.	258	6,778
Oil States International, Inc. (a)	235	5,957
TechnipFMC PLC (a)	256	7,148

		31,854

Oil, Gas & Consumable Fuels - 1.6%
Noble Energy, Inc.	592	16,789

		48,643

Consumer Staples - 3.7%
Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	92	15,114
Wal-Mart Stores, Inc.	298	23,286

		38,400

Real Estate - 1.7%
Real Estate Management & Development - 1.7%
CBRE Group, Inc.-Class A (a)	480	18,182

Total Common Stocks (cost $836,426)		886,410

SHORT-TERM INVESTMENTS - 16.0%
Investment Companies - 16.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 0.83% (b)(c)(d) (cost $168,852)	168,852	168,852

Total Investments - 100.0% (cost $1,005,278) (e)		1,055,262
Other assets less liabilities - 0.0%		403

Net Assets - 100.0%		$1,055,665

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $57,895 and gross unrealized depreciation of investments was $(7,911), resulting in net unrealized appreciation of $49,984.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Cap Fund, Inc.

AB FlexFee Core Opportunities Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$886,410		$	– 0	–	$	– 0	–	$886,410
Short-Term Investments:
Investment Companies	168,852			– 0	–		– 0	–	168,852

Total Investments in Securities	1,055,262			– 0	–		– 0	–	1,055,262
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,055,262		$	– 0	–	$	– 0	–	$1,055,262

^	See Portfolio of Investments for sector classifications.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include credit default swaps, options written and swaptions which are valued at market value.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the period ended September 30, 2017 is as follows:

Market Value June 28, 2017^ (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2017 (000)	Dividend Income (000)
$ – 0 –	$1,098	$929	$169	$ – 0 –*

^	Commencement of operations.
*	Amount is less than $500.

AB Cap Fund, Inc.

AB FlexFee Emerging Markets Growth Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Information Technology - 35.3%
Electronic Equipment, Instruments & Components - 3.5%
Elite Material Co., Ltd.	23,000	$109,532
Sunny Optical Technology Group Co., Ltd.	6,000	96,324

		205,856

Internet Software & Services - 12.6%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	2,439	421,240
NetEase, Inc. (ADR)	320	84,419
Tencent Holdings Ltd.	5,500	240,464

		746,123

IT Services - 0.7%
Cielo SA	5,640	39,141

Semiconductors & Semiconductor Equipment - 9.8%
Realtek Semiconductor Corp.	4,000	13,818
SK Hynix, Inc.	2,430	177,221
Taiwan Semiconductor Manufacturing Co., Ltd.	54,000	386,773

		577,812

Technology Hardware, Storage & Peripherals - 8.7%
Samsung Electronics Co., Ltd.	154	346,535
Samsung Electronics Co., Ltd. (Preference Shares)	92	166,413

		512,948

		2,081,880

Financials - 30.7%
Banks - 20.5%
Abu Dhabi Commercial Bank PJSC	21,390	41,418
Banco Davivienda SA (Preference Shares)	5,199	58,884
Banco Macro SA (ADR)	620	72,757
Bank Central Asia Tbk PT	41,500	62,579
Bank Mandiri Persero Tbk PT	175,000	87,453
China Construction Bank Corp.-Class H	166,000	138,685
China Merchants Bank Co., Ltd.-Class H	24,000	84,985
Credicorp Ltd.	530	108,660
Grupo Financiero Banorte SAB de CV-Class O	8,810	60,654
Grupo Financiero Galicia SA (ADR)	670	34,532
HDFC Bank Ltd.	3,840	106,782
HDFC Bank Ltd. (ADR)	690	66,495
IndusInd Bank Ltd.	3,100	79,621
Industrial & Commercial Bank of China Ltd.-Class H	44,000	32,890
Kasikornbank PCL (Foreign Shares)	4,700	30,159
Qatar National Bank QPSC	286	9,585
Sberbank of Russia PJSC (Sponsored ADR)	9,392	134,024

		1,210,163

Consumer Finance - 1.4%
KRUK SA	1,000	80,419

Diversified Financial Services - 0.8%
Chailease Holding Co., Ltd.	7,000	16,908
FirstRand Ltd.	7,480	28,764

		45,672

Company	Shares	U.S. $ Value
Insurance - 4.0%
AIA Group Ltd.	27,200	$201,370
Max Financial Services Ltd.	3,832	34,711

		236,081

Thrifts & Mortgage Finance - 4.0%
Housing Development Finance Corp., Ltd.	7,760	205,723
Indiabulls Housing Finance Ltd.	1,560	28,622

		234,345

		1,806,680

Consumer Discretionary - 13.6%
Diversified Consumer Services - 3.5%
Kroton Educacional SA	5,100	32,286
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	1,045	92,232
RYB Education, Inc. (ADR) (a)	19	542
Tarena International, Inc. (ADR)	5,499	80,010

		205,070

Hotels, Restaurants & Leisure - 0.4%
Premium Leisure Corp.	845,000	26,781

Household Durables - 1.5%
Basso Industry Corp.	19,000	53,095
Cuckoo Electronics Co., Ltd.	294	32,930

		86,025

Internet & Direct Marketing Retail - 1.5%
Ctrip.com International Ltd. (ADR) (a)	1,400	73,836
MakeMyTrip Ltd. (a)	480	13,800

		87,636

Media - 6.1%
IMAX China Holding, Inc. (a)(b)	11,200	33,837
Naspers Ltd.-Class N	1,300	281,024
Sun TV Network Ltd.	3,620	42,402

		357,263

Textiles, Apparel & Luxury Goods - 0.6%
Welspun India Ltd.	34,740	36,213

		798,988

Consumer Staples - 5.6%
Food & Staples Retailing - 3.1%
Dino Polska SA (a)(b)	1,708	31,131
Lenta Ltd. (GDR) (a)(b)	9,732	60,144
X5 Retail Group NV (GDR) (a)(b)	2,000	89,780

		181,055

Company	Shares	U.S. $ Value
Personal Products - 0.7%
Amorepacific Corp.	95	$21,565
LG Household & Health Care Ltd.	28	22,882

		44,447

Tobacco - 1.8%
ITC Ltd.	27,320	107,933

		333,435

Energy - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
LUKOIL PJSC (Sponsored ADR)	1,863	98,805
Novatek PJSC (Sponsored GDR) (b)	800	93,997
Petroleo Brasileiro SA (Preference Shares) (a)	12,400	59,902
YPF SA (Sponsored ADR)	1,140	25,399

		278,103

Health Care - 3.9%
Biotechnology - 1.9%
China Biologic Products Holdings, Inc. (a)	1,240	114,415

Health Care Equipment & Supplies - 0.4%
Yestar Healthcare Holdings Co., Ltd.	57,500	25,395

Health Care Providers & Services - 0.3%
Wuxi Biologics Cayman, Inc. (a)(b)	3,200	16,288

Pharmaceuticals - 1.3%
China Medical System Holdings Ltd.	42,000	73,552

		229,650

Industrials - 1.9%
Industrial Conglomerates - 0.5%
SM Investments Corp.	1,835	31,922

Professional Services - 0.4%
51job, Inc. (ADR) (a)	410	24,850

Road & Rail - 1.0%
Globaltrans Investment PLC (Sponsored GDR) (b)	6,050	56,628

		113,400

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.0%
Tower Bersama Infrastructure Tbk PT	124,000	60,553

Wireless Telecommunication Services - 0.6%
Safaricom Ltd.	140,900	34,149

		94,702

Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Ayala Land, Inc.	68,200	58,485

Utilities - 0.5%
Electric Utilities - 0.5%
Equatorial Energia SA	1,400	27,075

Company	Shares			U.S. $ Value
Total Common Stocks (cost $4,492,178)				$5,822,398

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 0.83% (c)(d)(e) (cost $59,132)		59,132		59,132

	Principal Amount (000)
Time Deposits - 0.0%
BBH, Grand Cayman
(1.45)%, 10/02/17	CHF	– 0	–*	12
(0.556)%, 10/02/17	EUR	– 0	–*	116
0.005%, 10/03/17	HKD	1		181
0.01%, 10/02/17	SGD	– 0	–*	42
0.05%, 10/02/17	GBP	– 0	–*	41
6.25%, 10/02/17	ZAR	10		758

Total Time Deposits (cost $1,143)				1,150

Total Short-Term Investments (cost $60,275)				60,282

Total Investments - 99.8% (cost $4,552,453) (f)				5,882,680
Other assets less liabilities - 0.2%				9,580

Net Assets - 100.0%				$5,892,260

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate market value of these securities amounted to $381,805 or 6.5% of net assets.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,471,416 and gross unrealized depreciation of investments was $(141,189), resulting in net unrealized appreciation of $1,330,227.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
SGD	-	Singapore Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company
QPSC	-	Qualified Personal Service Corporation

COUNTRY BREAKDOWN *

September 30, 2017 (unaudited)

27.2%	China
13.0%	South Korea
12.3%	India
9.8%	Taiwan
9.1%	Russia
5.3%	South Africa
4.0%	Hong Kong
3.6%	Indonesia
2.7%	Brazil
2.3%	Argentina
2.0%	Philippines
1.9%	Poland
1.8%	Peru
4.0%	Other
1.0%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Colombia, Kenya, Mexico, Qatar, Thailand, United Arab Emirates and United States.

AB Cap Fund, Inc.

AB FlexFee Emerging Markets Growth Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$544,800		$1,537,080		$	– 0	–	$2,081,880
Financials	646,584		1,160,096			– 0	–	1,806,680
Consumer Discretionary	353,323		445,665			– 0	–	798,988
Consumer Staples	172,806		160,629			– 0	–	333,435
Energy	85,301		192,802			– 0	–	278,103
Health Care	139,810		89,840			– 0	–	229,650
Industrials	81,478		31,922			– 0	–	113,400
Telecommunication Services	34,149		60,553			– 0	–	94,702
Real Estate	– 0	–	58,485			– 0	–	58,485
Utilities	27,075		– 0	–		– 0	–	27,075
Short-Term Investments:
Investment Companies	59,132		– 0	–		– 0	–	59,132
Time Deposits	– 0	–	1,150			– 0	–	1,150

Total Investments in Securities	2,144,458		3,738,222			– 0	–	5,882,680
Other Financial Instruments*:	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$2,144,458		$3,738,222		$	– 0	–	$5,882,680

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include credit default swaps, options written and swaptions which are valued at market value.
^	An amount of $150,535 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were de minimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc.-Government Money Market Portfolio for the three months ended September 30, 2017 is as follows:

Market Value June 30, 2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2017 (000)	Dividend Income (000)
$ 50	$505	$496	$59	$ – 0 –*

*	Amount is less than $500.

AB Cap Fund, Inc.

AB FlexFee International Strategic Core Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.9%
Financials - 26.4%
Banks - 16.1%
Bank Hapoalim BM	4,180	$29,250
Bank of Queensland Ltd.	2,420	24,696
BOC Hong Kong Holdings Ltd.	8,000	38,968
Danske Bank A/S	430	17,232
DBS Group Holdings Ltd.	2,600	40,025
DNB ASA	1,910	38,563
Mitsubishi UFJ Financial Group, Inc.	7,700	50,064
National Australia Bank Ltd.	1,730	42,892
Nordea Bank AB	2,600	35,301
Oversea-Chinese Banking Corp., Ltd.	3,100	25,563
Royal Bank of Canada	640	49,518
Seven Bank Ltd.	4,700	16,984
Sumitomo Mitsui Financial Group, Inc.	900	34,595
Swedbank AB-Class A	570	15,784
Toronto-Dominion Bank (The)	680	38,285

		497,720

Capital Markets - 4.8%
Euronext NV (a)	830	50,529
IG Group Holdings PLC	3,280	28,190
Partners Group Holding AG	50	33,945
Thomson Reuters Corp.	760	34,871

		147,535

Diversified Financial Services - 1.0%
ORIX Corp.	1,900	30,674

Insurance - 4.5%
Admiral Group PLC	560	13,646
Direct Line Insurance Group PLC	7,650	37,294
Euler Hermes Group	240	28,357
NN Group NV	420	17,588
Talanx AG	380	15,375
Tryg A/S	1,220	28,208

		140,468

		816,397

Information Technology - 18.7%
Internet Software & Services - 1.5%
Moneysupermarket.com Group PLC	10,720	45,702

IT Services - 5.0%
Amadeus IT Group SA-Class A	1,070	69,592
Capgemini SE	407	47,710
Otsuka Corp.	600	38,481

		155,783

Semiconductors & Semiconductor Equipment - 0.7%
SCREEN Holdings Co., Ltd.	300	20,840

Software - 9.0%
Check Point Software Technologies Ltd. (b)	610	69,552
Constellation Software, Inc./Canada	42	22,914
Nice Ltd.	670	54,271
Oracle Corp. Japan	900	70,742

Company	Shares	U.S. $ Value
Playtech PLC	1,770	$21,793
SAP SE	360	39,472

		278,744

Technology Hardware, Storage & Peripherals - 2.5%
Logitech International SA	1,395	50,965
Samsung Electronics Co., Ltd. (GDR) (a)	25	28,355

		79,320

		580,389

Industrials - 11.5%
Aerospace & Defense - 0.7%
BAE Systems PLC	2,560	21,680

Airlines - 2.2%
Japan Airlines Co., Ltd.	800	27,081
Qantas Airways Ltd.	9,280	42,506

		69,587

Commercial Services & Supplies - 1.1%
G4S PLC	9,080	33,876

Machinery - 0.5%
Kone Oyj-Class B	300	15,903

Professional Services - 4.8%
Intertek Group PLC	580	38,769
RELX PLC	3,070	67,375
Wolters Kluwer NV	930	42,980

		149,124

Road & Rail - 0.6%
Central Japan Railway Co.	100	17,549

Transportation Infrastructure - 1.6%
Aena SME SA (a)	275	49,700

		357,419

Consumer Staples - 10.5%
Beverages - 3.5%
Diageo PLC	960	31,570
Royal Unibrew A/S	735	40,274
Suntory Beverage & Food Ltd.	800	35,585

		107,429

Food Products - 1.6%
Nestle SA (REG)	205	17,208
Salmar ASA	1,150	32,522

		49,730

Household Products - 1.3%
Reckitt Benckiser Group PLC	445	40,659

Personal Products - 1.4%
Unilever PLC	775	44,856

Tobacco - 2.7%
British American Tobacco PLC	950	59,474

Company	Shares	U.S. $ Value
Scandinavian Tobacco Group A/S (a)	1,360	$24,127

		83,601

		326,275

Consumer Discretionary - 9.3%
Distributors - 1.5%
PALTAC Corp.	1,200	46,833

Hotels, Restaurants & Leisure - 1.8%
Aristocrat Leisure Ltd.	3,410	56,325

Household Durables - 0.8%
Fujitsu General Ltd.	1,200	24,286

Internet & Direct Marketing Retail - 0.8%
Start Today Co., Ltd.	800	25,352

Leisure Products - 1.0%
Bandai Namco Holdings, Inc.	900	30,919

Media - 1.4%
CTS Eventim AG & Co. KGaA	980	42,817

Textiles, Apparel & Luxury Goods - 2.0%
HUGO BOSS AG	690	60,884

		287,416

Health Care - 6.5%
Health Care Equipment & Supplies - 0.8%
Cochlear Ltd.	190	23,766

Pharmaceuticals - 5.7%
Novo Nordisk A/S-Class B	780	37,501
Recordati SpA	720	33,226
Roche Holding AG	130	33,230
Sanofi	530	52,760
Shionogi & Co., Ltd.	400	21,867

		178,584

		202,350

Telecommunication Services - 5.2%
Diversified Telecommunication Services - 5.2%
Com Hem Holding AB	2,480	35,504
HKT Trust & HKT Ltd.-Class SS	43,000	52,294
Nippon Telegraph & Telephone Corp.	1,000	45,821
TDC A/S	4,730	27,739

		161,358

Materials - 4.1%
Chemicals - 2.9%
Covestro AG (a)	350	30,117
Croda International PLC	910	46,272
Nippon Shokubai Co., Ltd.	200	14,137

		90,526

Containers & Packaging - 1.2%
Amcor Ltd./Australia	3,070	36,719

		127,245

Company	Shares	U.S. $ Value
Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Caltex Australia Ltd.	870	$21,951
Royal Dutch Shell PLC-Class B	1,830	56,339
TOTAL SA	640	34,364

		112,654

Utilities - 1.0%
Electric Utilities - 1.0%
EDP-Energias de Portugal SA	4,500	16,968
Endesa SA	640	14,442

		31,410

Total Common Stocks (cost $2,911,231)		3,002,913

INVESTMENT COMPANIES - 2.0%
Funds and Investment Trusts - 2.0%
iShares MSCI EAFE ETF (c) (cost $62,219)	925	63,344

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 0.83% (c)(d)(e) (cost $19,015)	19,015	19,015

Total Investments - 99.5% (cost $2,992,465) (f)		3,085,272
Other assets less liabilities - 0.5%		14,665

Net Assets - 100.0%		$3,099,937

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	KRW	24,716	USD	22	10/26/17	$(31)
Brown Brothers Harriman & Co.	AUD	80	USD	64	12/18/17	838
Brown Brothers Harriman & Co.	AUD	8	USD	6	12/18/17	(14)
Brown Brothers Harriman & Co.	CAD	172	USD	141	12/18/17	3,048
Brown Brothers Harriman & Co.	EUR	9	USD	11	12/18/17	73
Brown Brothers Harriman & Co.	GBP	53	USD	69	12/18/17	(1,742)
Brown Brothers Harriman & Co.	HKD	95	USD	12	12/18/17	(11)
Brown Brothers Harriman & Co.	ILS	16	USD	4	12/18/17	5
Brown Brothers Harriman & Co.	ILS	454	USD	128	12/18/17	(749)
Brown Brothers Harriman & Co.	JPY	677	USD	6	12/18/17	102

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	NOK	357	USD	46	12/18/17	$1,062
Brown Brothers Harriman & Co.	SEK	37	USD	5	12/18/17	49
Brown Brothers Harriman & Co.	SGD	33	USD	24	12/18/17	81
Brown Brothers Harriman & Co.	USD	26	AUD	32	12/18/17	(431)
Brown Brothers Harriman & Co.	USD	110	CHF	105	12/18/17	(1,462)
Brown Brothers Harriman & Co.	USD	19	EUR	16	12/18/17	33
Brown Brothers Harriman & Co.	USD	210	EUR	175	12/18/17	(1,942)
Brown Brothers Harriman & Co.	USD	5	GBP	4	12/18/17	13
Brown Brothers Harriman & Co.	USD	12	HKD	95	12/18/17	10
Brown Brothers Harriman & Co.	USD	7	JPY	797	12/18/17	7
Brown Brothers Harriman & Co.	USD	150	JPY	16,322	12/18/17	(4,563)
Brown Brothers Harriman & Co.	USD	5	SEK	37	12/18/17	(105)

						$(5,729)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate market value of these securities amounted to $182,828 or 5.9% of net assets.
(b)	Non-income producing security.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $153,768 and gross unrealized depreciation of investments was $(66,690), resulting in net unrealized appreciation of $87,078.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares

COUNTRY BREAKDOWN 1

September 30, 2017 (unaudited)

19.0%	United Kingdom
17.9%	Japan
8.1%	Australia
6.1%	Germany
5.7%	Denmark
5.3%	France
5.0%	Israel
4.7%	Canada
4.4%	Switzerland
4.3%	Spain
3.6%	Netherlands
3.0%	Hong Kong
2.8%	Sweden
9.5%	Other
0.6%	Short-Term

100.0%	Total Investments

1	All data are as of September 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.3% or less in the following countries: Finland, Italy, Norway, Portugal, Singapore, South Korea and United States.

AB Cap Fund, Inc.

AB FlexFee International Strategic Core Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$122,674		$693,723		$	– 0	–	$816,397
Information Technology	92,466		487,923			– 0	–	580,389
Industrials	– 0	–	357,419			– 0	–	357,419
Consumer Staples	64,401		261,874			– 0	–	326,275
Consumer Discretionary	– 0	–	287,416			– 0	–	287,416
Health Care	– 0	–	202,350			– 0	–	202,350
Telecommunication Services	52,294		109,064			– 0	–	161,358
Materials	– 0	–	127,245			– 0	–	127,245
Energy	– 0	–	112,654			– 0	–	112,654
Utilities	– 0	–	31,410			– 0	–	31,410
Investment Companies	63,344		– 0	–		– 0	–	63,344
Short-Term Investments:
Investment Companies	19,015		– 0	–		– 0	–	19,015

Total Investments in Securities	414,194		2,671,078	†		– 0	–	3,085,272
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	5,321			– 0	–	5,321
Liabilities
Forward Currency Exchange Contracts	– 0	–	(11,050)			– 0	–	(11,050)

Total	$414,194		$2,665,349		$	– 0	–	$3,079,543

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include credit default swaps, options written and swaptions written which are valued at market value.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. – Government Money Market Portfolio for the period ended September 30, 2017 is as follows:

Market Value June 28, 2017^ (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2017 (000)	Dividend Income (000)
$ – 0 –	$3,155	$3,136	$19	$ – 0 –*

^	Commencement of operations.
*	Amount is less than 500.

AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.9%
Information Technology - 38.9%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	34	$6,447

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.-Class A	77	6,517

Internet Software & Services - 14.8%
Alphabet, Inc.-Class C (a)	87	83,443
Facebook, Inc.-Class A (a)	419	71,594

		155,037

IT Services - 8.7%
Cognizant Technology Solutions Corp.-Class A	202	14,653
Fiserv, Inc. (a)	155	19,989
Vantiv, Inc.-Class A (a)	40	2,819
Visa, Inc.-Class A	509	53,567

		91,028

Semiconductors & Semiconductor Equipment - 5.1%
NVIDIA Corp.	45	8,044
Texas Instruments, Inc.	97	8,695
Xilinx, Inc.	513	36,336

		53,075

Software - 4.7%
Adobe Systems, Inc. (a)	187	27,897
Electronic Arts, Inc. (a)	147	17,355
ServiceNow, Inc. (a)	33	3,878

		49,130

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	298	45,928

		407,162

Health Care - 20.3%
Biotechnology - 2.7%
Biogen, Inc. (a)	91	28,494

Health Care Equipment & Supplies - 8.1%
Align Technology, Inc. (a)	39	7,264
Danaher Corp.	93	7,978
Edwards Lifesciences Corp. (a)	298	32,574
Intuitive Surgical, Inc. (a)	35	36,606

		84,422

Health Care Providers & Services - 3.9%
UnitedHealth Group, Inc.	209	40,933

Health Care Technology - 1.7%
Cerner Corp. (a)	254	18,115

Life Sciences Tools & Services - 0.7%
Mettler-Toledo International, Inc. (a)	11	6,888

Company	Shares	U.S. $ Value
Pharmaceuticals - 3.2%
Zoetis, Inc.	531	$33,856

		212,708

Consumer Discretionary - 15.3%
Hotels, Restaurants & Leisure - 1.1%
Starbucks Corp.	225	12,085

Internet & Direct Marketing Retail - 0.9%
Priceline Group, Inc. (The) (a)	5	9,154

Media - 2.6%
Comcast Corp.-Class A	504	19,394
Walt Disney Co. (The)	78	7,688

		27,082

Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	113	9,811

Specialty Retail - 7.1%
Home Depot, Inc. (The)	237	38,764
TJX Cos., Inc. (The)	270	19,907
Ulta Salon Cosmetics & Fragrance, Inc. (a)	68	15,372

		74,043

Textiles, Apparel & Luxury Goods - 2.7%
NIKE, Inc.-Class B	552	28,621

		160,796

Industrials - 7.2%
Aerospace & Defense - 0.4%
Hexcel Corp.	69	3,962

Building Products - 2.2%
Allegion PLC	155	13,403
AO Smith Corp.	163	9,687

		23,090

Commercial Services & Supplies - 1.1%
Copart, Inc. (a)	355	12,201

Industrial Conglomerates - 1.8%
Roper Technologies, Inc.	76	18,498

Machinery - 0.8%
IDEX Corp.	33	4,009
WABCO Holdings, Inc. (a)	29	4,292

		8,301

Road & Rail - 0.9%
Union Pacific Corp.	82	9,510

		75,562

Consumer Staples - 7.0%
Beverages - 4.2%
Constellation Brands, Inc.-Class A	81	16,155

Company	Shares	U.S. $ Value
Monster Beverage Corp. (a)	507	$28,012

		44,167

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	177	29,080

		73,247

Financials - 2.7%
Capital Markets - 2.7%
MarketAxess Holdings, Inc.	69	12,731
S&P Global, Inc.	97	15,162

		27,893

Materials - 1.5%
Chemicals - 1.5%
Ecolab, Inc.	127	16,333

Total Common Stocks (cost $928,879)		973,701

SHORT-TERM INVESTMENTS - 7.4%
Investment Companies - 7.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 0.83% (b)(c)(d) (cost $77,426)	77,426	77,426

Total Investments - 100.3% (cost $1,006,305) (e)		1,051,127
Other assets less liabilities - (0.3)%		(3,406)

Net Assets - 100.0%		$1,047,721

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,162 and gross unrealized depreciation of investments was $(9,340), resulting in net unrealized appreciation of $44,822.

AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$973,701		$	– 0	–	$	– 0	–	$973,701
Short-Term Investments:
Investment Companies	77,426			– 0	–		– 0	–	77,426

Total Investments in Securities	1,051,127			– 0	–		– 0	–	1,051,127
Other Financial Instruments*:	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,051,127		$	– 0	–	$	– 0	–	$1,051,127

^	See Portfolio of Investments for sector classifications.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include credit default swaps, options written and swaptions which are valued at market value.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. – Government Money Market Portfolio for the period ended September 30, 2017 is as follows:

Market Value June 28, 2017^ (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2017 (000)	Dividend Income (000)
$ – 0 –	$1,076	$999	$77	$ – 0 –*

^	Commencement of operations.
*	Amount is less than $500.

AB Cap Fund, Inc.

AB FlexFee US Thematic Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.5%
Information Technology - 26.6%
Electronic Equipment, Instruments & Components - 1.7%
Flex Ltd. (a)	1,092	$18,095

Internet Software & Services - 6.6%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	125	21,589
Alphabet, Inc.-Class C (a)	24	23,018
Facebook, Inc.-Class A (a)	140	23,922

		68,529

IT Services - 2.9%
Visa, Inc.-Class A	287	30,204

Semiconductors & Semiconductor Equipment - 9.2%
Broadcom Ltd.	99	24,011
KLA-Tencor Corp.	158	16,748
Monolithic Power Systems, Inc.	204	21,736
NVIDIA Corp.	101	18,056
NXP Semiconductors NV (a)	130	14,702

		95,253

Software - 4.7%
Fortinet, Inc. (a)	302	10,824
Microsoft Corp.	289	21,528
salesforce.com, Inc. (a)	182	17,002

		49,354

Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	102	15,720

		277,155

Health Care - 18.9%
Biotechnology - 1.0%
Regeneron Pharmaceuticals, Inc. (a)	24	10,731

Health Care Equipment & Supplies - 6.3%
Abbott Laboratories	479	25,560
Danaher Corp.	253	21,702
West Pharmaceutical Services, Inc.	190	18,289

		65,551

Health Care Providers & Services - 2.9%
UnitedHealth Group, Inc.	155	30,357

Life Sciences Tools & Services - 5.8%
Bio-Rad Laboratories, Inc.-Class A (a)	99	22,000
Bruker Corp.	651	19,367
ICON PLC (a)	164	18,676

		60,043

Pharmaceuticals - 2.9%
Johnson & Johnson	138	17,941

Company	Shares	U.S. $ Value
Roche Holding AG (Sponsored ADR)	396	$12,672

		30,613

		197,295

Consumer Discretionary - 15.8%
Auto Components - 2.1%
Delphi Automotive PLC	220	21,648

Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions, Inc. (a)	133	11,466

Hotels, Restaurants & Leisure - 1.6%
Starbucks Corp.	316	16,972

Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	15	14,420
Ctrip.com International Ltd. (ADR) (a)	248	13,080
Netflix, Inc. (a)	80	14,508

		42,008

Media - 3.0%
Comcast Corp.-Class A	409	15,738
Walt Disney Co. (The)	155	15,279

		31,017

Specialty Retail - 2.6%
Home Depot, Inc. (The)	166	27,151

Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc.-Class B	276	14,310

		164,572

Financials - 10.3%
Capital Markets - 8.2%
Affiliated Managers Group, Inc.	93	17,654
Charles Schwab Corp. (The)	438	19,158
Intercontinental Exchange, Inc.	346	23,770
MSCI, Inc.-Class A	213	24,900

		85,482

Insurance - 2.1%
AIA Group Ltd. (Sponsored ADR)	725	21,562

		107,044

Industrials - 8.9%
Aerospace & Defense - 2.3%
Hexcel Corp.	414	23,772

Electrical Equipment - 4.0%
Rockwell Automation, Inc.	109	19,425
Vestas Wind Systems A/S (ADR)	743	22,409

		41,834

Machinery - 2.6%
Xylem, Inc./NY	440	27,557

		93,163

Company	Shares	U.S. $ Value
Consumer Staples - 5.7%
Beverages - 1.9%
Monster Beverage Corp. (a)	356	$19,669

Food & Staples Retailing - 2.0%
CVS Health Corp.	254	20,655

Household Products - 1.8%
Colgate-Palmolive Co.	255	18,577

		58,901

Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Concho Resources, Inc. (a)	114	15,016
EOG Resources, Inc.	148	14,318

		29,334

Utilities - 2.4%
Water Utilities - 2.4%
American Water Works Co., Inc.	303	24,516

Materials - 2.3%
Chemicals - 2.3%
Ecolab, Inc.	186	23,921

Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
SBA Communications Corp. (a)	128	18,438

Total Common Stocks (cost $952,168)		994,339

SHORT-TERM INVESTMENTS - 4.5%
Investment Companies - 4.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 0.83% (b)(c)(d) (cost $47,327)	47,327	47,327

Total Investments - 100.0% (cost $999,495) (e)		1,041,666
Other assets less liabilities - (0.0)%		(171)

Net Assets - 100.0%		$1,041,495

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $51,933 and gross unrealized depreciation of investments was $(9,762), resulting in net unrealized appreciation of $42,171.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Cap Fund, Inc.

AB FlexFee US Thematic Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$994,339		$	– 0	–	$	– 0	–	$994,339
Short-Term Investments:
Investment Companies	47,327			– 0	–		– 0	–	47,327

Total Investments in Securities	1,041,666			– 0	–		– 0	–	1,041,666
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,041,666		$	– 0	–	$	– 0	–	$1,041,666

^	See Portfolio of Investments for sector classifications.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include credit default swaps, options written and swaptions which are valued at market value.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. – Government Money Market Portfolio for the period ended September 30, 2017 is as follows:

Market Value June 28, 2017^ (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2017 (000)	Dividend Income (000)
$– 0 –	$1,034	$987	$47	$ – 0 –*

^	Commencement of operations.
*	Amount is less than $500.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 22, 2017